PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS
Schedule of provisions

	Reclamation and
	remediation
	obligations (i)	Other	Total
Balance at January 1, 2019	$854.1	$34.9	$889.0
Additions	55.7	7.2	62.9
Reductions	(7.4)	(11.7)	(19.1)
Reclamation spending	(55.4)	—	(55.4)
Accretion	31.0	—	31.0
Reclamation recovery	(11.9)	—	(11.9)
Balance at December 31, 2019	$866.1	$30.4	$896.5

Current portion	50.5	7.4	57.9
Non-current portion	815.6	23.0	838.6
	$866.1	$30.4	$896.5